Summarized Information about Share Options Exercisable and Outstanding (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share options exercisable, number of shares	317,340
Share options exercisable, weighted average exercise price	$ 16.30
Share options outstanding, number of shares	965,928
Share options outstanding, weighted average exercise price	$ 21.87
$7.10
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 7.10
Share options exercisable, number of shares	47,320
Share options exercisable, weighted average exercise price	$ 7.10
Share options outstanding, number of shares	106,090
Share options outstanding, weighted average exercise price	$ 7.10
$16.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 16.50
Share options exercisable, number of shares	201,104
Share options exercisable, weighted average exercise price	$ 16.50
Share options outstanding, number of shares	201,104
Share options outstanding, weighted average exercise price	$ 16.50
$16.97
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 16.97
Share options exercisable, number of shares	38,106
Share options exercisable, weighted average exercise price	$ 16.97
Share options outstanding, number of shares	141,938
Share options outstanding, weighted average exercise price	$ 16.97
$28.05
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 28.05
Share options outstanding, number of shares	191,658
Share options outstanding, weighted average exercise price	$ 28.05
$28.26
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 28.26
Share options exercisable, number of shares	30,810
Share options exercisable, weighted average exercise price	$ 28.26
Share options outstanding, number of shares	143,582
Share options outstanding, weighted average exercise price	$ 28.26
$28.54
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 28.54
Share options outstanding, number of shares	171,556
Share options outstanding, weighted average exercise price	$ 28.54
$31.34
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 31.34
Share options outstanding, number of shares	10,000
Share options outstanding, weighted average exercise price	$ 31.34